Company Business	12 Months Ended
Dec. 31, 2023
Company Business [Abstract]
Company Business	Company Business
Fomento Económico Mexicano, S.A.B. de C.V. and subsidiaries (“FEMSA,” the Company or the Group), incorporated under the laws of Mexico on May 30, 1936 for a duration of 99 years. The duration can be extended indefinitely by resolution of the shareholders of the Company. FEMSA is a public company established as a Sociedad anónima bursátil de capital variable under the Mexican laws that owns subsidiaries that are direct and indirect sub-holding companies in businesses in which the Company operates in the beverage industry through Coca-Cola FEMSA; retail industry through Proximity, Fuel and Health Divisions; and transport logistic services industry. The Company's principal headquarters are located at General Anaya No. 601 Pte., Colonia Bella Vista, Monterrey, Nuevo León 64410, Mexico. The Company's telephone number at this location is (+52-81) 8328-6000.
The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2023	2022	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares)	47.2% (56.0% of the voting shares)
Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay. As of December 31, 2023, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

Proximity Americas Division	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, Chile and Brazil, mainly under the trade name “OXXO.”
Proximity Europe Division (2)	100%	98.15%	Small-box retail and foodvenience chain operated by Valora through its portfolio of brands (k kiosk, Brezelkönig, BackWerk, Ditsch, Press & Books, avec, Caffè Spettacolo and ok.–) located in Switzerland, Germany, Austria, Luxembourg and the Netherlands.
Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
Health Division	100%	100%	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Heineken investment (3)	0.9%	14.8%	Heineken N.V. and Heineken Holding N.V. shares, which represented an aggregate of 14.8% economic interest in both entities (“Heineken Group”).
Other businesses (1)	100%	Various	Production and distribution companies of coolers, commercial refrigeration equipment, plastic boxes, food processing, preservation and weighing equipment. Transport logistics services, specialized distribution and maintenance to subsidiary companies and third parties; with operations mainly in Mexico, the United States, Brazil, Colombia, among other countries in Latin America.

(1)In 2023 the Company finalized the merger of Envoy Solutions, LLC with BradyIFS, retaining an economic interest of 37% in IFS TopCo. See Note 10.
(2)As described in Note 4, on October 7, 2022, the Company acquired 96.87% of ownership in Valora Holding AG. Through that date and until December 31, 2022, the Company continued acquiring ownership of Valora, having 98.15% at the end of the year. As of December 31, 2023, the Company own 100% of Valora Holding AG.
(3)During 2023, the Company sold its investment in Heineken Group. See Note 10.